Oaktree Funds

Oaktree High Yield Bond Fund

Institutional Class – OHYIX
Advisor Class – OHYDX

Supplement dated June 24, 2016, to the Prospectus dated February 29, 2016 (as amended April 11, 2016) and the Statement of Additional Information (“SAI”) dated February 29, 2016.

Effective June 15, 2016, Oaktree Capital Management L.P. (“Oaktree” or the “Adviser”) has added James Turner as a co-Portfolio Manager for the Oaktree High Yield Bond Fund (the “Fund”).

Accordingly, the following biographical information supplements information provided in the Prospectus and SAI:

James Turner, Managing Director and Co-Portfolio Manager. Oaktree Capital Management (UK) LLP.

Mr. Turner joined Oaktree in 2001 and serves as co-portfolio manager for the European and Global High Yield Bond strategies.  Over the years he has covered a wide range of sectors and invested through a number of financial cycles.  Previously, he was employed by Schroder Salomon Smith Barney as an associate in both the Mergers & Acquisitions and Financial Sponsors divisions, working on a number of high profile public transactions.  He qualified as a Chartered Accountant with Deloitte & Touche and is an honours graduate of the University of Nottingham, England.

The following provides information for accounts that Mr. Turner manages, other than any Oaktree Funds, as of March 31, 2016:

Fund and Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)			Other Pooled Investment Vehicles	Other Accounts
	Number of Accounts	Total Assets in the Accounts*	Number of Accounts	Total Assets in the Accounts*	Number of Accounts	Total Assets in the Accounts*
Oaktree High Yield Bond Fund
James Turner	4	$697	4	$2,210	18	$2,589

*In millions

The following represents Accounts that Mr. Turner manages with performance-based fees as of March 31, 2016:

Fund and Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)			Other Pooled Investment Vehicles	Other Accounts
	Number of Accounts	Total Assets in the Accounts*	Number of Accounts	Total Assets in the Accounts*	Number of Accounts	Total Assets in the Accounts*
Oaktree High Yield Bond Fund
James Turner	0	$0	0	$0	0	$0

*In millions

As of June 23, 2016, Mr. Turner does not own any shares of the Fund.

*   *   *   *   *

You should read this Supplement in conjunction with the Prospectus dated February 29, 2016 and the Statement of Additional Information (“SAI”) dated February 29, 2016.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-OAK-FUND (1-855-625-3863).

Please retain this Supplement for future reference.